Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value of Financial Instruments
Fair Value of Financial Instruments

5. Fair Value of Financial Instruments

Fair value is the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value determination in accordance with applicable accounting guidance requires that a number of significant judgments be made. Additionally, fair value is used on a nonrecurring basis to evaluate assets for impairment or as required for disclosure purposes by applicable accounting guidance on disclosures about fair value of financial instruments. Depending on the nature of the assets and liabilities, various valuation techniques and assumptions are used when estimating fair value. The carrying amounts of certain of the Company’s financial instruments, including prepaid expense and accounts payable are shown at cost, which approximates fair value due to the short‑term nature of these instruments. The Company follows the provisions of FASB ASC Topic 820, Fair Value Measurement, for financial assets and liabilities measured on a recurring basis. The guidance requires fair value measurements be classified and disclosed in one of the following three categories:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
•	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liabilities.
•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis:

	Fair value measurement at
	reporting date using
	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)
September 30, 2020:
Assets
Cash and cash equivalents:
Money market fund	$84,398	$—	$—
Certificates of deposit	—	4,282	—
Commercial paper	—	34,440	—
Corporate debt securities	—	3,059	—
Total cash and cash equivalents	84,398	41,781	—

Marketable securities:
Certificates of deposit	—	2,000	—
Commercial paper	—	28,043	—
Corporate debt securities	—	74,708	—
U.S. government securities	—	24,442	—
Non-U.S. government securities	—	5,938	—
Total marketable securities	—	135,131	—

Total financial assets	$84,398	$176,912	$—

December 31, 2019:
Assets
Cash and cash equivalents:
Money market fund	$155,846	$—	$—

The Company evaluated the future tranche right feature within the Series A-1 convertible preferred stock issued in 2018 and determined that the future tranche right was a freestanding financial instrument that was classified as a liability and was re-measured at each reporting period until the redemption feature was exercised in connection with the sale and issuance of the Series A-2 convertible preferred stock in May 2019.

4. Fair value of financial instruments

Fair value is the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value determination in accordance with applicable accounting guidance requires that a number of significant judgments be made. Additionally, fair value is used on a nonrecurring basis to evaluate assets for impairment or as required for disclosure purposes by applicable accounting guidance on disclosures about fair value of financial instruments. Depending on the nature of the assets and liabilities, various valuation techniques and assumptions are used when estimating fair value. The carrying amounts of certain of the Company’s financial instruments, including prepaid expense, accounts payable and accrued expenses and other current liabilities are shown at cost, which approximates fair value due to the short-term nature of these instruments. The Company follows the provisions of FASB ASC Topic 820, Fair Value Measurement, for financial assets and liabilities measured on a recurring basis. The guidance requires fair value measurements be classified and disclosed in one of the following three categories:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
•	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liabilities.
•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following fair value hierarchy table presents information about the Company’s future tranche right liability measured at fair value on a recurring basis:

Fair value measurement at reporting date using
Quoted prices
	in active	Significant
	markets for	Other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)
December 31, 2018:
Liabilities:
Future tranche right liability	$—	$—	$2,157
December 31, 2019:
Assets:
Cash equivalents	$155,846	$—	$—

As discussed further in Note 8, the Company evaluated the future tranche right feature within the Series A‑1 convertible preferred stock (Series A‑1) issued in 2018 and determined that the future tranche right was a freestanding financial instrument that was classified as a liability and was re-measured at each reporting period until the redemption feature was exercised in connection with the sale and issuance of the Series A‑2 convertible preferred stock (Series A‑2).

The table presented below is a summary of changes in the fair value of the Company’s future tranche right liability (Level 3 measurement):

Future tranche
(in thousands)	right liability
Fair value at date of issuance (September 18, 2018)	$2,853
Change in fair value	(696)
Balance at December 31, 2018	2,157
Change in fair value	9,141
Reclassification to Series A‑1 convertible preferred stock upon exercise	(11,298)
Balance at December 31, 2019	$—

The fair value of the future tranche right liability was estimated using a Black-Scholes option pricing model. The significant assumptions used in preparing the option pricing model for valuing the Company’s future tranche right liability were as follows:

	September 18, 2018		May 18, 2019
	(date of issuance)	December 31, 2018	(date of exercise)
Expected dividend yield	—	—	—
Expected volatility	75.00%	75.00%	75.00%
Risk-free interest rate	2.58%	2.63%	2.42%
Remaining contractual term (in years)	1.3	1.0	0.6
Estimated per share fair value of Series A‑2	$1.01	$1.03	$2.14

In May 2019, the future tranche right was exercised and the then estimated fair value was reclassified to convertible preferred stock.